MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Operating profit / (loss) before tax	$ 9,604	$ 9,484	$ 8,155
UBS AG
Entity [Table]
Operating profit / (loss) before tax	$ 8,960	$ 8,964	$ 7,699